Segment Reporting - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012 North America	Dec. 31, 2012 North America
Operating Statistics [Line Items]
Intersegments Revenue, net	$ 71,000	$ 33,000	$ 75,000	$ 2,237,000	$ 3,587,000	$ 3,587,000